Related Party Transactions - Summary of Benefit Expenses in Relation with Key Management Personnel (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of transactions between related parties [abstract]
Current remuneration	$ 16.1	$ 14.2
Post-employment benefits	1.1	1.6
Termination benefits	0.5
Stock-based compensation expense	6.1	4.6
Total	$ 23.8	$ 20.4